PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS B, C, R, Y AND INVESTOR CLASS SHARES AND AIM CASH RESERVE SHARES OF THE FUND LISTED BELOW:

AIM MONEY MARKET FUND

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 2 and 3 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

                                                   AIM CASH
                                                    RESERVE                                           INVESTOR
(fees paid directly from your investment)           SHARES    CLASS B   CLASS C   CLASS R   CLASS Y     CLASS
-----------------------------------------          --------   -------   -------   -------   -------   --------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)               None      None       None    None        None    None
Maximum Deferred Sales Charge (Load) (as a
   percentage of original purchase price or
   redemption proceeds, whichever is less)           None      5.00%     1.00%    None(1)     None    None

ANNUAL FUND OPERATING EXPENSES(2)

                                                   AIM CASH
                                                    RESERVE                                              INVESTOR
(expenses that are deducted from fund assets)       SHARES    CLASS B   CLASS C   CLASS R   CLASS Y(3)     CLASS
---------------------------------------------      --------   -------   -------   -------   ----------   --------
Management Fees                                      0.39%     0.39%     0.39%     0.39%       0.39%       0.39%
Distribution and/or Service (12b-1) Fees(4)          0.15      0.90      0.90      0.40        None        None
Other Expenses                                       0.33      0.33      0.33      0.33        0.33        0.33
Acquired Fund Fees and Expenses                      None      None      None      None        None        None
Total Annual Fund Operating Expenses                 0.87      1.62      1.62      1.12        0.72        0.72

(1) A contingent deferred sales charge may apply in some cases. See "General Information--Contingent Deferred Sales Charges (CDSCs)".

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.

(4) Effective July 1, 2009, the Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Cash Reserve Shares, Class B, Class C and Class R shares to 0.15%, 0.90%, 0.90% and 0.40%, respectively. Distribution and/or Service (12b-1) Fees have been restated to reflect this reduction.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in different classes of the fund with the cost of investing in other mutual funds.

The expense example assumes that you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year;

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

     (v)  incur applicable initial sales charges (see "General
          Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge)

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                          ------   -------   -------   --------
AIM Cash Reserve Shares     $ 89     $278     $  482   $1,073
Class B                      665      811      1,081    1,721(1)
Class C                      265      511        881    1,922
Class R                      114      356        617    1,363
Class Y                       74      230        401      894
Investor Class                74      230        401      894

You would pay the following expenses if you did not redeem your shares:

                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                          ------   -------   -------   --------
AIM Cash Reserve Shares    $ 89      $278      $482    $1,073
Class B                     165       511       881     1,721(1)
Class C                     165       511       881     1,922
Class R                     114       356       617     1,363
Class Y                      74       230       401       894
Investor Class               74       230       401       894

(1) Assumes conversion of Class B shares to AIM Cash Reserve Shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 3 and 4 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in the fund and hold it for the entire 10-year period;

     -    Your investment has a 5% return before expenses each year;

     - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

     - Hypotheticals both with and without any applicable initial sales charge applied (see "General Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

     -    There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM CASH RESERVE SHARES               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.87%        0.87%        0.87%        0.87%        0.87%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.13%        8.43%       12.91%       17.57%       22.43%
End of Year Balance                 $10,413.00   $10,843.06   $11,290.88   $11,757.19   $12,242.76
Estimated Annual Expenses           $    88.80   $    92.46   $    96.28   $   100.26   $   104.40

AIM CASH RESERVE SHARES               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-----------------------             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.87%        0.87%        0.87%        0.87%        0.87%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         27.48%       32.75%       38.23%       43.94%       49.89%
End of Year Balance                 $12,748.39   $13,274.89   $13,823.15   $14,394.04   $14,988.52
Estimated Annual Expenses           $   108.71   $   113.20   $   117.88   $   122.74   $   127.81

CLASS B(2)                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.62%        1.62%        1.62%        1.62%        1.62%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.38%        6.87%       10.49%       14.22%       18.08%
End of Year Balance                 $10,338.00   $10,687.42   $11,048.66   $11,422.10   $11,808.17
Estimated Annual Expenses           $   164.74   $   170.31   $   176.06   $   182.01   $   188.17

CLASS B(2)                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.62%        1.62%        1.62%        0.87%        0.87%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         22.07%       26.20%       30.46%       35.85%       41.46%
End of Year Balance                 $12,207.29   $12,619.89   $13,046.45   $13,585.26   $14,146.34
Estimated Annual Expenses           $   194.53   $   201.10   $   207.90   $   115.85   $   120.63

CLASS C(2)                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.62%        1.62%        1.62%        1.62%        1.62%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.38%        6.87%       10.49%       14.22%       18.08%
End of Year Balance                 $10,338.00   $10,687.42   $11,048.66   $11,422.10   $11,808.17
Estimated Annual Expenses           $   164.74   $   170.31   $   176.06   $   182.01   $   188.17

CLASS C(2)                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
----------                          ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.62%        1.62%        1.62%        1.62%        1.62%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         22.07%       26.20%       30.46%       34.87%       39.43%
End of Year Balance                 $12,207.29   $12,619.89   $13,046.45   $13,487.42   $13,943.29
Estimated Annual Expenses           $   194.53   $   201.10   $   207.90   $   214.92   $   222.19

CLASS R                               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.12%        1.12%        1.12%        1.12%        1.12%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          3.88%        7.91%       12.10%       16.45%       20.96%
End of Year Balance                 $10,388.00   $10,791.05   $11,209.75   $11,644.69   $12,096.50
Estimated Annual Expenses           $   114.17   $   118.60   $   123.20   $   127.98   $   132.95

CLASS R                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   1.12%        1.12%        1.12%        1.12%        1.12%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         25.66%       30.53%       35.60%       40.86%       46.33%
End of Year Balance                 $12,565.84   $13,053.40   $13,559.87   $14,085.99   $14,632.53
Estimated Annual Expenses           $   138.11   $   143.47   $   149.03   $   154.82   $   160.82

CLASS Y                               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.72%        0.72%        0.72%        0.72%        0.72%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.28%        8.74%       13.40%       18.25%       23.31%
End of Year Balance                 $10,428.00   $10,874.32   $11,339.74   $11,825.08   $12,331.19
Estimated Annual Expenses           $    73.54   $    76.69   $    79.97   $    83.39   $    86.96

CLASS Y                               YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------                             ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.72%        0.72%        0.72%        0.72%        0.72%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         28.59%       34.09%       39.83%       45.82%       52.06%
End of Year Balance                 $12,858.97   $13,409.33   $13,983.25   $14,581.74   $15,205.83
Estimated Annual Expenses           $    90.68   $    94.57   $    98.61   $   102.83   $   107.24

INVESTOR CLASS                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------                      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.72%        0.72%        0.72%        0.72%        0.72%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.28%        8.74%       13.40%       18.25%       23.31%
End of Year Balance                 $10,428.00   $10,874.32   $11,339.74   $11,825.08   $12,331.19
Estimated Annual Expenses           $    73.54   $    76.69   $    79.97   $    83.39   $    86.96

INVESTOR CLASS                        YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------                      ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.72%        0.72%        0.72%        0.72%        0.72%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         28.59%       34.09%       39.83%       45.82%       52.06%
End of Year Balance                 $12,858.97   $13,409.33   $13,983.25   $14,581.74   $15,205.83
Estimated Annual Expenses           $    90.68   $    94.57   $    98.61   $   102.83   $   107.24

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, A3, B, C, R, Y, INVESTOR AND INSTITUTIONAL CLASS SHARES AND AIM CASH RESERVE SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW:

AIM CORE BOND FUND
AIM DYNAMICS FUND
AIM GLOBAL REAL ESTATE FUND
AIM HIGH YIELD FUND
AIM INCOME FUND
AIM LIMITED MATURITY TREASURY FUND
AIM MONEY MARKET FUND
AIM MUNICIPAL BOND FUND
AIM REAL ESTATE FUND
AIM SHORT TERM BOND FUND
AIM U.S. GOVERNMENT FUND

The following information replaces in its entirety the ninth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 50 of the Statement of Additional Information.

     "Invesco Aim also has contractually agreed through June 30, 2010, to waive advisory fees or reimburse expenses to the extent necessary to limit the total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by each Fund's Board; and (iv) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds' shares:

        FUND                    EXPENSE LIMITATION
        ----                    ------------------
AIM Core Bond Fund
   Class A Shares                         0.80%
   Class B Shares                         1.55%
   Class C Shares                         1.55%
   Class R Shares                         1.05%
   Class Y Shares                         0.55%
   Institutional Class Shares             0.55%

AIM Dynamics Fund
   Class A Shares                         2.00%
   Class B Shares                         2.75%
   Class C Shares                         2.75%
   Class R Shares                         2.25%
   Class Y Shares                         1.75%
   Investor Class Shares                  2.00%
   Institutional Class Shares             1.75%

AIM Global Real Estate Fund
   Class A Shares                         2.00%
   Class B Shares                         2.75%
   Class C Shares                         2.75%
   Class R Shares                         2.25%
   Class Y Shares                         1.75%
   Institutional Class Shares             1.75%

AIM High Yield Fund
   Class A Shares                         0.99%
   Class B Shares                         1.74%
   Class C Shares                         1.74%
   Class Y Shares                         0.74%
   Investor Class Shares                  0.99%

   Institutional Class Shares             0.74%

AIM Municipal Bond Fund
   Class A Shares                         0.57%
   Class B Shares                         1.32%
   Class C Shares                         1.32%
   Class Y Shares                         0.32%
   Investor Class Shares                  0.57%

AIM Real Estate Fund
   Class A Shares                         2.00%
   Class B Shares                         2.75%
   Class C Shares                         2.75%
   Class R Shares                         2.25%
   Class Y Shares                         1.75%
   Investor Class Shares                  2.00%
   Institutional Class Shares             1.75%

AIM Short Term Bond Fund
   Class A Shares                         0.66%
   Class C Shares               0.91% (after 12b-1 waiver)
   Class R Shares                         0.91%
   Class Y Shares                         0.41%
   Institutional Class Shares             0.41%

     The total annual fund operating expenses used in determining whether a fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a fund's prospectus fee table. Acquired Fund Fees and Expenses are expenses of investment companies in which a fund invests but are not fees or expenses incurred by a fund directly."

The following information is added as a new eighth paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - INSTITUTIONAL CLASS SHARES" on page 77 of the Statement of Additional Information.

     "Following the closing of the reorganization of the Atlantic Whitehall Mid Cap Growth Fund into the AIM Mid Cap Core Equity Fund and the Atlantic Whitehall Growth Fund into the AIM Large Cap Growth Fund, each Atlantic Whitehall Mid Cap Growth Fund shareholder that receives Class Y shares of the AIM Mid Cap Core Equity Fund and each Atlantic Whitehall Growth Fund shareholder that receives Class Y shares of the AIM Large Cap Growth Fund pursuant to the reorganization may exchange these shares for Institutional Class shares of the same fund, provided that (1) the Atlantic Whitehall Mid Cap Growth Fund and Atlantic Whitehall Growth Fund shareholder meets the eligibility requirements for investment in such Institutional Class shares and (2) the exchange is completed no later than December 15, 2009. Please consult your tax advisor to discuss the tax implications, if any, of an exchange of Class Y shares for Institutional Class shares of the same fund."

The following information replaces in its entirety the second paragraph under the heading "DISTRIBUTION OF SECURITIES - DISTRIBUTION PLANS" on page 92 of the Statement of Additional Information.

     "Each Fund, pursuant to its Class A (AIM Cash Reserve Shares for AIM Money Market Fund), Class A3, Class B, Class C and Class R Plans, pays Invesco Aim Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.

            FUND                     CLASS A*   CLASS A3   CLASS B   CLASS C   CLASS R
            ----                     --------   --------   -------   -------   -------
AIM Core Bond Fund                     0.25%      N/A       1.00%     1.00%     0.50%
AIM Dynamics Fund                      0.25       N/A       1.00      1.00      0.50
AIM Global Real Estate Fund            0.25       N/A       1.00      1.00      0.50
AIM High Yield Fund                    0.25       N/A       1.00      1.00       N/A
AIM Income Fund                        0.25       N/A       1.00      1.00      0.50
AIM Limited Maturity Treasury Fund     0.15       0.25%      N/A       N/A       N/A
AIM Money Market Fund                  0.15       N/A       0.90      0.90      0.40
AIM Municipal Bond Fund                0.25       N/A       1.00      1.00       N/A
AIM Real Estate Fund                   0.25       N/A       1.00      1.00      0.50
AIM Short Term Bond Fund               0.25       N/A        N/A      1.00      0.50
AIM U.S. Government Fund               0.25       N/A       1.00      1.00      0.50

*   AIM Cash Reserve Shares of AIM Money Market Fund"

The following information replaces in its entirety the eighth paragraph under the heading "DISTRIBUTION OF SECURITIES - DISTRIBUTION PLANS" on page 93 of the Statement of Additional Information.

     "Invesco Aim Distributors has also contractually agreed through June 30, 2010, to waive 0.50% of average net assets of AIM Short Term Bond Fund's Class C shares Rule 12b-1 distribution plan payments. The contractual fee waiver is set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between Invesco Aim Distributors and the Fund."